Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business Combinations
3.
BUSINESS COMBINATIONS

Business combination in 2023

Acquisition of Beijing OrionStar

On November 30, 2023, as part of the Group's efforts to venture into AI-powered business chain and facilitate its transition from the mobile era to artificial general intelligence ("AGI") era, the Group acquired an additional 35.17% equity interest of Beijing OrionStar, an AI solution and service robot provider headquartered in Beijing focusing on the research and development of AI, for a total cash consideration of RMB268,724. Taking into account its existing shareholding of 37.74%, the Group held a total of 72.91% of Beijing OrionStar’s equity interest and consolidated the financial results of Beijing OrionStar since November 30, 2023.

The Group recognized a remeasurement gain of RMB6,036 associated with the previously held equity interests of Beijing OrionStar in “other income”. Further, the acquisition effectively settled preexisting receivables and payables between the Group and the acquired entities. The following is a reconciliation of purchase price consideration for the acquirers:

Amount
RMB
Cash consideration	268,724
Fair value of previously held equity interests	316,672
Settlement of convertible loan provided to Beijing Orionstar	118,091
Settlement of amounts due from Beijing Orionstar Group	69,648
Total	773,135

The Group, with the assistance of an independent third-party valuation firm, measure the fair value of the acquired identifiable assets and liabilities assumed. The following table summarizes the fair values of the assets acquired and liabilities assumed from Beijing OrionStar as of the acquisition date:

Amount
RMB
Net assets acquired (i)	136,534
Amortizable intangible assets (ii)
Robot technology	140,000
Large language model (LLM) technology	57,000
Trademark	15,000
Goodwill (iii)	576,989
Deferred tax liabilities	(31,800)
Non-controlling interests and mezzanine equity(iv)	(120,588)
Total	773,135

(i) Net assets acquired primarily consists of cash and cash equivalent, inventories, equity method investment and deferred tax assets of RMB221,898 and accounts payable, deferred revenue, due to related parties of RMB121,366 as of the date of acquisition.

(ii) Acquired amortizable intangible assets had an amortization period of 8.0 years. The fair value estimate of technology was estimated using the multi-period excess earnings method. Key assumptions and estimates used in deriving the projected cash flows are forecasted revenue, EBIT margin, and discount rate. The fair value estimate of trademark was estimated using the relief-from-royalty method. Key assumptions and estimates used are forecasted revenue and discount rate.

(iii) Goodwill arising from the acquisition of Beijing OrionStar was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and assigned to AI and others segment. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.

(iv) According to the articles of association of Beijing OrionStar, equity interests held by two shareholders are preferred shares and was contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group and was classified as mezzanine equity. Detailed description of mezzanine equity is disclosed in Note 20. Fair value of the non-controlling interests and mezzanine equity, as well as the previous held equity interests mentioned above was determined with the assistance of an independent valuation firm using discount cash flow method. Key assumptions and estimates used are forecasted revenue, EBIT margin, discount rate and volatility.

Since the acquisition, Beijing OrionStar contributed RMB14,810 revenues and RMB4,738 losses to the Group for the year ended 2023. Had the acquisition date of Beijing OrionStar been January 1, 2022, the revenue and net loss of the Group would have been RMB1,063,970 and RMB652,497 in 2022, respectively, and the revenue and net loss of the Group would have been RMB768,152 and RMB728,995 in 2023, respectively. The unaudited pro-forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2022, nor is it indicative of future operating results. The unaudited pro-forma amounts have been calculated after adjusting the results of Beijing OrionStar to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied from January 1, 2022.